CONSOLIDATED STATEMENT OF INCOME - USD ($) shares in Millions, $ in Millions		12 Months Ended
		Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Revenues
Interest revenue	[1]	$ 57,615	$ 58,551	$ 61,683
Interest expense	[1]	12,511	11,921	13,690
Net interest revenue	[1]	45,104	46,630	47,993
Commissions and fees	[1]	10,521	11,848	13,032
Principal transactions	[1]	7,585	6,008	6,698
Administration and other fiduciary fees	[1]	3,364	3,648	4,013
Realized gains on sales of investments, net	[1]	948	682	570
Other-than-temporary impairment losses on investments
Gross impairment losses	[1]	(620)	(265)	(432)
Less: Impairments recognized in AOCI	[1]	0	0	8
Net impairment losses recognized in earnings	[1]	(620)	(265)	(424)
Insurance premiums	[1]	836	1,845	2,110
Other revenue	[1]	2,137	5,958	3,227
Total non-interest revenues	[1]	24,771	29,724	29,226
Total revenues, net of interest expense	[1]	69,875	76,354	77,219
Provisions for credit losses and for benefits and claims
Provision for loan losses		6,749	7,108	6,828
Policyholder benefits and claims		204	731	801
Provision (release) for unfunded lending commitments		29	74	(162)
Total provisions for credit losses and for benefits and claims		6,982	7,913	7,467
Operating expenses
Compensation and benefits	[1]	20,970	21,769	23,959
Premises and equipment	[1]	2,542	2,878	3,178
Technology/communication	[1]	6,685	6,581	6,436
Advertising and marketing	[1]	1,632	1,547	1,844
Other operating	[1]	9,587	10,840	19,634
Total operating expenses	[1]	41,416	43,615	55,051
Income (loss) from continuing operations before income taxes		21,477	24,826	14,701
Provision for income taxes		6,444	7,440	7,197
Income from continuing operations		15,033	17,386	7,504
Discontinued operations
Income (loss) from discontinued operations		(80)	(83)	10
Provision (benefit) for income taxes		(22)	(29)	12
Loss from discontinued operations, net of taxes		(58)	(54)	(2)
Net income before attribution of noncontrolling interests		14,975	17,332	7,502
Noncontrolling interests		63	90	192
Citigroup’s net income		$ 14,912	$ 17,242	$ 7,310
Basic
Income from continuing operations (in dollars per share)	[2]	$ 4.74	$ 5.43	$ 2.21
Income (loss) from discontinued operations, net of taxes (in dollars per share)	[2]	(0.02)	(0.02)	0.00
Net income (in dollars per share)	[2]	$ 4.72	$ 5.41	$ 2.21
Weighted average common shares outstanding (in shares)		2,888.1	3,004.0	3,031.6
Diluted
Income from continuing operations (in dollars per share)	[2]	$ 4.74	$ 5.42	$ 2.20
Income (loss) from discontinued operations, net of taxes (in dollars per share)	[2]	(0.02)	(0.02)	0.00
Net income (in dollars per share)	[2]	$ 4.72	$ 5.40	$ 2.20
Adjusted weighted average common shares outstanding (in shares)		2,888.3	3,007.7	3,037.0

[1]	Certain prior-period revenue and expense lines and totals were reclassified to conform to the current period’s presentation. See Note 3 to the Consolidated Financial Statements.
[2]	Due to rounding, earnings per share on continuing operations and discontinued operations may not sum to earnings per share on net income.